CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 28,579,044	$ 139,847	$ (814)	$ 334,721	$ 473,754
ASU 2020-06 adoption		(13,770)	0	3,139	(10,631)
Issuance of shares upon exercise of options	$ 161,416	90	0	0	90
Issuance of shares upon vesting of RSU		0	0	0	0
Issuance of shares upon vesting of RSU, shares	191,494
Share based compensation		16,647	0	0	16,647
Share repurchase at cost		(21,416)	0	0	(21,416)
Share repurchase at cost, shares	(253,478)
Other comprehensive loss		0	(11,694)	0	(11,694)
Net income		0	0	140,213	140,213
Balance at Dec. 31, 2022	$ 28,678,476	121,398	(12,508)	478,073	586,963
Issuance of shares upon exercise of options	$ 133,485	122	0	0	122
Issuance of shares upon vesting of RSU		0	0	0	0
Issuance of shares upon vesting of RSU, shares	203,128
Share based compensation		18,286	0	0	18,286
Share repurchase at cost		(112)	0	0	(112)
Share repurchase at cost, shares	(1,255)
Other comprehensive loss		0	9,183	0	9,183
Net income		0	0	136,310	136,310
Balance at Dec. 31, 2023	$ 29,013,834	139,694	(3,325)	614,383	$ 750,752
Balance, shares at Dec. 31, 2023					29,013,834
Issuance of shares upon exercise of options		160	0	0	$ 160
Issuance of shares upon exercise of options, shares	58,217				58,217
Issuance of shares upon vesting of RSU		0	0	0	$ 0
Issuance of shares upon vesting of RSU, shares	212,653
Issuance of shares upon conversion of convertible senior notes		(112)	0	0	(112)
Issuance of shares upon conversion of convertible senior notes (Shares)	154,215
Share based compensation		25,209	0	0	25,209
Share repurchase at cost		(30,000)	0	0	(30,000)
Share repurchase at cost, shares	(160,518)
Other comprehensive loss		0	(1,976)	0	(1,976)
Net income		0	0	183,762	183,762
Balance at Dec. 31, 2024	$ 29,278,401	$ 134,951	$ (5,301)	$ 798,145	$ 927,795
Balance, shares at Dec. 31, 2024					29,278,401